Liquidity and Going Concern (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	¥ 169,653
Net negative operating cash flow	152,993
Total deficit	219,164
Net current liabilities	¥ 743,551